Key Management Personnel - Schedule of Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,898,544	$ 1,555,658	$ 1,099,081
Post-employment benefits	137,168	56,105	79,550
Share-based payments expense	4,221,472	4,664,767	3,897,638
Key management personnel compensation	$ 7,257,184	$ 6,276,530	$ 5,076,269